File Number: 333-09079
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933




                                                                  April 11, 2006

                       Pioneer International Equity Fund
      Supplement to the August 1, 2005 Class A, B and C Shares Prospectus,
         Class Y Shares Prospectus and Investor Class Shares Prospectus


Principal investment strategies

The following replaces the second sentence:

The fund focuses on securities of issuers located in countries with developed markets (other than the United States) but may allocate up to 20% of its net assets in countries with emerging economies or securities markets.


                                                                   19314-00-0406
                                        (C) 2006 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC